Securitizations and Variable Interests Entities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Transfers and Servicing [Abstract]
Summary of Cash Flows Received from and Paid to Securitization Trusts Related to Transfers Accounted for as Sales Outstanding
The following table presents a summary of cash flows received from and paid to securitization trusts related to transfers accounted for as sales that were outstanding during the three and nine months ended September 30:

	Three Months		Nine Months
	2015	2014	2015	2014
Proceeds received from securitizations	$1,478,142	$1,369,468	$3,964,866	$4,346,991
Servicing fees collected	5,973	10,840	25,066	25,174
Purchases of previously transferred assets, net of claims reimbursed	1,512	2,237	2,408	2,237
	$1,485,627	$1,382,545	$3,992,340	$4,374,402

The following table presents a summary of cash flows received from and paid to securitization trusts related to transfers accounted for as sales that were outstanding during the years ended December 31:

	2014	2013
Proceeds received from securitizations	$5,265,183	$7,871,481
Servicing fees collected	25,438	20,333
Purchases of previously transferred assets, net of claims reimbursed	4,973	(358)
	$5,295,594	$7,891,456

Schedule of Carrying Amounts of Assets that Relate to Continuing Involvement with Transferred Forward Loans
The following table presents the carrying amounts of our assets that relate to our continuing involvement with forward loans that we have transferred with servicing rights retained as well as our maximum exposure to loss including the UPB of the transferred loans at the dates indicated:

	September 30, 2015	December 31, 2014
Carrying value of assets:
Mortgage servicing rights, at amortized cost	$45,064	$82,542
Mortgage servicing rights, at fair value	226	2,840
Advances and match funded advances	21,686	1,236
UPB of loans transferred (1)	6,811,864	9,353,187
Maximum exposure to loss	$6,878,840	$9,439,805

(1)	The UPB of the loans transferred is the maximum exposure to loss under our standard representations and warranties obligations.

The following table presents the carrying amounts of our assets that relate to our continuing involvement with forward loans that we have transferred with servicing rights retained as well as our maximum exposure to loss, including the UPB of the transferred loans at December 31:

	2014	2013
Carrying value of assets:
Mortgage servicing rights, at amortized cost	$82,542	$44,615
Mortgage servicing rights, at fair value	2,840	3,075
Advances and match funded advances	1,236	15,888
Unpaid principal balance of loans transferred (1)	9,353,187	5,641,277
Maximum exposure to loss	$9,439,805	$5,704,855

(1)	The UPB of the loans transferred is the maximum exposure to loss under our standard representations and warranties obligations.